GREENBERG TRAURIG, LLP
MetLife Building
200 Park Avenue
New York, New York 10166

Spencer G. Feldman
212-801-9221
E-mail: feldmans@gtlaw.com

October 8, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Medical Design Studios, Inc. -- Amendment No. 1 to Annual Report on Form 10-K/A for the Year ended December 31, 2008

Ladies and Gentlemen:

On behalf of Medical Design Studios, Inc., a Nevada corporation, we hereby submit in electronic format for filing with the U.S. Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934, as amended, and Rule 101(a) (1) (iii) of Regulation S-T, one copy of Medical Design Studios’ Amendment No. 1 to Annual Report on Form 10-K/A for the year ended December 31, 2008.

The Amendment responds to comments from the staff of the Commission by letter, dated September 22, 2009.  The Amendment includes management’s assessment of the effectiveness of Medical Design Studio’s internal control over financial reporting as of December 31, 2008.  Please see the second paragraph under “Item 9A. Controls and Procedures - Management’s Annual Report on Internal Control over Financial Reporting” on page 4 of the Amendment.

Please address any comments or questions that you may have concerning the Form 10-K/A to me.

Very truly yours,

/s/ Spencer G. Feldman
Spencer G. Feldman

Encls.